CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	4,500	0
Preferred stock, shares outstanding	4,500	0
Issuance costs	$ 493,770
Liquidation preference value	$ 4,500,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	236,000,000	236,000,000
Common stock, shares issued	19,903,163	16,000,000
Common stock, shares outstanding	19,903,163	16,000,000